UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2022

Item #1(a). Reports to Stockholders.
1(b). Not applicable.

LDR Real Estate Value-Opportunity Fund

LDR Real Estate Value-Opportunity Fund*

ANNUAL REPORT

For the Year Ended December 31, 2022

*Formerly, REMS Real Estate Value-Opportunity Fund

The LDR Real Estate Value-Opportunity Fund’s (the “Fund”) prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s prospectus containing this and other important information, please call 800-673-0550. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and LDR Capital Management, LLC is the investment advisor.

The performance data quoted represents past performance and is not guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2022 and are subject to change at any time. For most recent information, please call 800-673-0550.

LDR Real Estate Value-Opportunity Fund

Important Disclosure Statement

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Dear LDR Real Estate Value-Opportunity Investor:

We are pleased to provide you with this annual letter for the calendar year 2022. Continued Central Bank interest rate increases combined with tightening financial liquidity contributed to a significant repricing of public market real estate securities in 2022. The 3-percentage point upward move in short and longer-term interest rates over the past year significantly interrupted commercial real estate pricing and transaction activity despite favorable rental rates, occupancy, and cash flow performance across nearly all property types.

Commercial real estate values can be highly sensitive to large absolute changes in interest rates over a relatively short time period, and in this difficult environment for the LDR Real Estate Value-Opportunity Fund Institutional Class Shares produced a negative total return of -21.25% vs. -24.51% for the MSCI US REIT Index for the one-year period ended December 31, 2022.

The repricing of commercial real estate in the public markets has far exceeded the decline thus far for privately owned real estate. Public markets reset prices daily and usually reflect a forward view of future values for commercial real estate assets. However, private market transaction pricing can take much longer to adjust, and it may be well into 2023 before there is a full private market response to tighter credit conditions as well as a slowing or contracting economic environment.

At the beginning of 2022, commercial real estate values were relatively expensive while interest rates were historically low. Today, interest rates are much higher and public real estate share prices are significantly lower. Should interest rates stabilize during 2023 while public market real estate enterprises continue to successfully navigate an uncertain economic outlook, the setup may be much improved for higher public market real estate pricing as the year progresses.

The LDR Real Estate Value-Opportunity Fund faced many challenges throughout 2022, navigating the difficult markets using larger cash positions and REIT preferred holdings, while targeting real estate equity special situations outside the mainstream REIT markets. The Fund also benefitted from 5 individual Merger/Acquisition events that provided a positive return offset. In the 4th quarter of 2022, portfolio returns were positive despite a difficult December.

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Shareholder Letter - continued

While the 4th quarter of 2022 provided some recovery pricing from the October lows (13 of the 19 year-end real estate equity positions were positive in Q4) the full year results were much more difficult. Significant negative returns were recorded in the residential and office sectors in 2022. The Fund’s office investments are smaller special situations, while the LDR Real Estate Value-Opportunity Fund has targeted a broad scope of “work force” residential housing investments which were a detractor in 2022. Shopping center and lodging investments plus the 5 individual Merger/Acquisition events helped mitigate the full year negative returns.

A Longer-Term Real Estate Value Strategy

Post the 2020 Covid interruption and during 2021, the LDR Real Estate Value-Opportunity Fund began to focus on a core set of real estate investments with a three-to-five-year time horizon. Despite the significant challenges from disruptive financial markets in 2022, the process was continued with the number of portfolio equity holdings reduced and a portion of cash reserves gradually invested in selected core real estate positions. The targeted investments focused on mid-smaller market capitalizations where quality real estate and well-regarded operating platforms were overlooked in the markets’ rush to exit public commercial real estate.

These core investments remain concentrated in healthcare (medical office/life science) and workforce housing (B-class apartments, manufactured housing communities, for sale housing lots/communities) all located predominantly in the Sunbelt, Florida, and the Western markets. The housing sector will face some cyclical headwinds in the short term, but longer-term demographic and demand trends combined with potential reduced supply offer a favorable environment for real estate value creation. A third property type includes attractively located, well-leased grocery anchored outdoor shopping centers again concentrated across the southern regions of the country. Limited supply and strong leasing metrics provide a positive tailwind for shopping center cash flow growth even considering an economic slowdown. This group of investments represent 55% of the common equity positions. Most of these real estate investments were initiated as of December 31, 2022, and have both platform liquidity and operational expertise to navigate the current interest rate environment and economic uncertainty. Importantly, there is the opportunity to realize much higher longer-term real estate outcomes than current market values.

Also represented in the equity holdings for the LDR Real Estate Value-Opportunity Fund are two smaller high value hotel portfolios, two special situation office portfolios, and one attractive industrial portfolio all which

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Shareholder Letter - continued

potentially have significant longer-term real estate value. The allocation to REIT preferreds has attractive total return potential should interest rates moderate in 2023. Cash remains the largest single holding (10-13% of NAV) and will continue to be gradually reinvested in the core holdings when the adviser determines to do so within the Fund’s strategy. During 2022, a REIT ETF position (RE Select Sector SPDR-XLRE 8% of NAV) was added to the Fund which represents a concentrated very large capitalization REIT portfolio. This ETF was among the worst real estate performers in 2022, declining 28% but is likely to respond favorably to any positive change in public real estate sentiment.

The LDR Real Estate Value-Opportunity Fund is differentiated from REIT Indexes with a focus on mid-smaller market capitalization real estate special situations. These investments target specific real estate total return outcomes expected to be realized over the next several years as financial markets stabilize. Combined with the opportunity to reinvest cash and REIT preferred capital, the strategy and portfolio remain highly flexible to adapt to ever changing market conditions.

As always, thank you for your continued interest and support and best wishes for a safe, healthy, and prosperous new year.

Sincerely,

Edward W. Turville, CFA Portfolio Manager	Larry Raiman Managing Principal

Important Disclosures

This annual manager’s letter is a publication of LDR Capital Management. The letter contains certain forward-looking statements. Such statements are subject to a number of assumptions, risks and uncertainties which may cause actual results, performance or achievements to be materially different from future results, performance or achievements expressed or implied by these forward-looking statements or projections. The letter should not be regarded as a complete analysis of the subjects discussed. All expressions of opinion reflect the judgment of the authors as of the date of publication and are subject to change.

Certain information contained herein has been obtained from published and non-published sources prepared by other parties. While such information is believed to be reliable for the purpose used herein, no representations or warranties are given as to the reliability, accuracy, or completeness of the information.

Information presented does not involve the rendering of personalized investment advice but is limited to the dissemination of general information on products and services. Information presented is not an offer to buy or sell, or a solicitation of any offer to buy or sell the securities mentioned herein.

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Shareholder Letter - continued

The potential impact on global markets from COVID-19, or future epidemics, pandemics, or other health crises, is impossible to predict, and the extent to which any such crisis may negatively affect performance, or the duration of any potential business disruption is uncertain.

Indices

The MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity REITs.

Mutual Fund investing involves risk. Principal loss is possible.

REIT Risk. REITs are pooled investment vehicles which include equity REITs and mortgage REITs. The fund is subject to risks similar to those associated with the direct ownership of real estate, including changing economic conditions, declining real estate values, and liquidity and interest rate risk.

Leverage Risk. The Fund may use leverage in executing its investment strategy. Leverage will increase the volatility of the Fund’s performance and its risk. There can be no assurance that a leveraging strategy will be successful.

Short Sales Risk. The Fund may engage in short sales of securities and index funds in executing its investment strategy. Such practices can, in certain circumstances, substantially increase the impact of adverse price movements on the Fund’s portfolio. Short sales may involve substantial risk and leverage.

Must be preceded or accompanied by a current prospectus. Investors should consider the investment objectives, risks, charges, and expenses carefully before investing. Please read the prospectus carefully before investing.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of fund holdings.

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

COMPARISON OF $50,000 INVESTMENT IN
LDR REAL ESTATE VALUE-OPPORTUNITY FUND INSTITUTIONAL CLASS SHARES
VS. MSCI US REIT INDEX (unaudited)

$140
$120
$100
$80
$60
$40
Thousands
12/31/12
12/31/13
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
$93,669
$88,407
Past performance is not predictive of future performance
LDR Real Estate Value-Opportunity Fund Institutional Class
MSCI US REIT Index

LDR Real Estate Value-Opportunity Fund	Total Return One Year Ended 12/31/22*	Average Annual Return*
		Five Years Ended 12/31/22	Ten Years Ended 12/31/22
Institutional Class Shares	-21.25%	3.89%	5.86%
Platform Class Shares	-21.51%	3.62%	5.59%
MSCI US REIT Index	-24.51%	3.69%	6.48%

*The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (REITs). The index is based on the MSCI USA Investable Market Index (IMI), its parent index, which captures the large, mid and small cap segments of the USA market. With 151 constitutents, it represents about 99% of the US REIT universe and securities are classified under the Equity REITs Industry (under the Real Estate Sector) according to the Global Industry Classification Standard (GICS®), have core real estate exposure (i.e., only selected Specialized REITs are eligible) and carry REIT tax status.

(The comparative index is not adjusted to reflect expenses that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.)

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Portfolio Compositionas of December 31, 2022 (unaudited)

Common Stocks

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stock:
Residential	17.45%
Diversified/Other	16.55%
Retail	11.84%
Office/Industrial	9.26%
Healthcare	8.84%
Hotel	6.65%
Exchange Traded Fund	8.16%
Money Market Fund	9.54%
88.29%

Preferred Stocks

Holdings by Sector/Asset Class	Percentage of Net Assets
Preferred Stock:
Diversified/Other	2.88%
Convertible	2.41%
Hotel	2.11%
Financial	1.56%
Healthcare	1.34%
Office	1.17%
11.47%

LDR Real Estate Value-Opportunity Fund

Schedule of Investments December 31, 2022

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Fair Value
70.59%	COMMON STOCKS

16.55%	DIVERSIFIED/OTHER
	Alexander & Baldwin, Inc.	69,636	$1,304,282
	The Howard Hughes Corp. (A)	15,868	1,212,633
	Kennedy-Wilson Holdings, Inc.	76,095	1,196,974
	Philips Edison & Company, Inc.	30,080	957,747
			4,671,636

8.84%	HEALTHCARE
	Healthcare Realty Trust Inc.	67,794	1,306,390
	Healthpeak Properties, Inc.	47,481	1,190,349
			2,496,739

6.65%	HOTEL
	Hersha Hospitality Trust - Class A	107,615	916,880
	Ryman Hospitality Properties, Inc.	11,758	961,569
			1,878,449

9.26%	OFFICE/INDUSTRIAL
	Brandywine Realty Trust	136,800	841,320
	Piedmont Office Realty Trust, Inc.	61,037	559,709
	Stag Industrial, Inc.	37,441	1,209,719
			2,610,748

17.45%	RESIDENTIAL
	Apartment Income REIT Corp.	31,119	1,067,693
	Century Communities, Inc.	15,162	758,252
	Independence Realty Trust, Inc.	47,718	804,525
	UMH Properties, Inc.	68,052	1,095,637
	Veris Residential, Inc. (A)	75,414	1,201,345
			4,927,452

11.84%	RETAIL
	Brixmor Property Group, Inc.	52,758	1,196,024
	Kite Realty Group Trust	47,109	991,644
	Urban Edge Properties	82,040	1,155,944
			3,343,612

70.59%	TOTAL COMMON STOCKS		19,928,636
	(Cost: $23,243,270)

See Notes to Financial Statements

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Schedule of Investments - continued December 31, 2022

		Shares	Fair Value
11.47%	PREFERRED STOCKS

2.41%	CONVERTIBLE
	RPT Realty, Series D, 7.250%	13,638	$681,627

2.88%	DIVERSIFIED/OTHER
	DigitalBridge Group Inc., Series H, 7.500%	18,449	348,684
	iStar Financial, Inc., Series I, 7.500%	18,995	464,618
			813,302

1.56%	FINANCIAL
	KKR Real Estate Finance Trust Inc., Series A, 6.500%	26,745	441,293

1.34%	HEALTHCARE
	Healthcare Trust Inc., Series B, 7.125%	18,900	378,000

2.11%	HOTEL
	Hersha Hospitality Trust, Series C, 6.875%	9,188	183,438
	Hersha Hospitality Trust, Series D, 6.500%	22,100	413,381
			596,819

1.17%	OFFICE
	City Office REIT, Inc. Series A, 6.625%	17,416	328,988

11.47%	TOTAL PREFERRED STOCKS		3,240,029
	(Cost: $3,850,302)

8.16%	EXCHANGE TRADED FUND
	Real Estate Select Sector SPDR ETF Fund	62,388	2,303,989
	(Cost: $2,413,557)

90.22%	TOTAL LONG POSITIONS		25,472,654
	(Cost: $29,507,129)

LDR Real Estate Value-Opportunity Fund

Schedule of Investments - continued December 31, 2022

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Fair Value
9.54%	MONEY MARKET FUND
	Money Market Fiduciary, 0.000027% (B)	2,692,046	$2,692,046
	(Cost: $2,692,046)

99.76%	TOTAL INVESTMENTS
	(Cost: $32,199,175)		28,164,700
0.24%	Other assets, net of liabilities		68,228
100.00%	NET ASSETS		$28,232,928

(A)Non-income producing

(B)Effective 7 day yield as of December 31, 2022

See Notes to Financial Statements

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Statement of Assets and Liabilities December 31, 2022

ASSETS
Investments at fair value (1) (Note 1)	$28,164,700
Cash at Brokers	376
Receivable for capital stock sold	1,768
Dividends and interest receivable	156,932
Prepaid expenses	50,062
TOTAL ASSETS	28,373,838
LIABILITIES
Payable for capital stock redeemed	1,709
Payable for securities purchased	84,033
Accrued 12b-1 fees	14,908
Accrued administration and transfer agent fees	8,612
Other accrued expenses	31,648
TOTAL LIABILITIES	140,910
NET ASSETS	$28,232,928

Net Assets Consist of:
Paid-in-capital	$31,371,269
Distributable earnings	(3,138,341)
Net Assets	$28,232,928
NET ASSET VALUE PER SHARE
Net Assets
Institutional Class	$22,193,786
Platform Class	6,039,142
Total	$28,232,928
Shares Outstanding
Institutional Class	2,212,959
Platform Class	608,030
Total	2,820,989
Net Asset Value and Offering Price Per Share
Institutional Class	$10.03
Platform Class	9.93

(1)Identified cost of	$32,199,175

LDR Real Estate Value-Opportunity Fund

Statement of OperationsFor the Year Ended December 31, 2022

See Notes to Financial Statements

ANNUAL REPORT

INVESTMENT INCOME
Dividends	$761,735
Interest	4,147
Total investment income	765,882

EXPENSES
Investment advisory fees (Note 2)	330,725
12b-1 fees, Platform Class (Note 2)	17,562
Recordkeeping and administrative services (Note 2)	40,881
Accounting fees (Note 2)	30,110
Custodian fees	4,335
Transfer agent fees (Note 2)	31,465
Professional fees	48,599
Filing and registration fees	43,906
Trustee fees	9,886
Compliance fees	7,600
Shareholder reporting	38,533
Shareholder servicing (Note 2)
Institutional Class	23,719
Platform Class	17,562
Interest and dividend expense	14,715
Proxy expense	72,115
Other	26,282
Total expenses	757,995
Advisory fee waivers (Note 2)	(286,131)
Net Expenses	471,864

Net investment income (loss)	294,018

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	3,222,831
Net realized gain (loss) on short sales	309,893
Net realized gain (loss) on investments and short sales	3,532,724

Net change in unrealized appreciation (depreciation) of investments	(13,168,884)

Net realized and unrealized gain (loss)	(9,636,160)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(9,342,142)

LDR Real Estate Value-Opportunity Fund

Statements of Changes in Net Assets

See Notes to Financial Statements

ANNUAL REPORT

	For the Years Ended December 31,
	2022	2021
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$294,018	$334,539
Net realized gain on investments and short sales	3,532,724	7,697,305
Net change in unrealized appreciation (depreciation) of investments	(13,168,884)	8,527,695
Increase (decrease) in net assets from operations	(9,342,142)	16,559,539

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	(2,885,797)	(5,925,074)
Platform Class	(731,841)	(1,284,546)
Decrease in net assets from distributions	(3,617,638)	(7,209,620)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	1,497,293	2,746,156
Platform Class	174,172	1,167,995
Distributions reinvested
Institutional Class	2,635,504	5,284,957
Platform Class	705,663	1,228,284
Shares redeemed
Institutional Class	(9,911,884)	(16,849,278)
Platform Class	(1,076,577)	(1,830,370)
Increase (decrease) in net assets from capital stock transactions	(5,975,829)	(8,252,256)

NET ASSETS
Increase (decrease) during year	(18,935,609)	1,097,663
Beginning of year	47,168,537	46,070,874
End of year	$28,232,928	$47,168,537

LDR Real Estate Value-Opportunity Fund

Statement of Cash FlowsFor the Year Ended December 31, 2022

See Notes to Financial Statements

ANNUAL REPORT

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$(9,342,142)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(12,354,958)
Proceeds from disposition of investment securities	19,570,789
Proceeds received from short sales	2,507,913
Payments to cover short sales	(2,198,020)
Sale of short term securities, net	1,365,882
Decrease (increase) in receivable for securities sold	422,105
Decrease (increase) in dividends and interest receivable	(63,748)
Decrease (increase) in prepaid assets	(25,236)
Increase (decrease) in accrued 12b-1 fees	(680)
Increase (decrease) in due to broker	(737)
Increase (decrease) in payable for securities purchased	84,033
Increase (decrease) in accrued advisory fees	(12,753)
Increase (decrease) in other accrued expense	11,125
Unrealized (appreciation) depreciation on investments	13,168,884
Net realized (gain) loss from investments	(3,222,831)
Net realized (gain) loss from short sales	(309,893)
Net cash provided by operating activities	9,599,733
Cash flows from financing activities:
Proceeds from shares sold	1,671,873
Payments on shares redeemed	(10,994,759)
Cash distributions paid	(276,471)
Net cash used in financing activities	(9,599,357)
Net increase (decrease) in cash	376
Cash:
Beginning balance	—
Ending balance	$376

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestment of dividend distributions	$3,341,167
Cash financing activities not included herein consist of:
Interest and dividend expense paid	$14,715

LDR Real Estate Value-Opportunity Fund

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

15

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Financial Highlights

	Institutional Class Shares
	Years Ended December 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$14.48	$12.10	$13.79	$10.74	$12.76
Investment activities
Net investment income (loss)(1)	0.10	0.11	0.12	0.15	0.12
Net realized and unrealized gain (loss) on investments	(3.17)	4.73	(0.71)	3.24	(1.85)
Total from investment activities	(3.07)	4.84	(0.59)	3.39	(1.73)
Distributions
Net investment income	(0.29)	(0.24)	(0.19)	(0.15)	(0.12)
Realized gains	(1.09)	(2.22)	(0.91)	(0.15)	(0.06)
Return of capital	—	—	—	(0.04)	(0.11)
Total distributions	(1.38)	(2.46)	(1.10)	(0.34)	(0.29)
Net asset value, end of year	$10.03	$14.48	$12.10	$13.79	$10.74
Total Return	(21.25%)	40.50%	(3.79%)	31.87%	(13.78%)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(2)(3)	1.97%	1.72%	1.60%	1.36%	1.49%
Expenses, net of management fee waivers and reimbursements(4)	1.23%	1.14%	1.05%	1.09%	1.42%
Net investment income	0.84%	0.74%	1.04%	1.16%	0.97%
Portfolio turnover rate	38.12%	55.36%	44.00%	40.00%	37.85%
Net assets, end of year (000’s)	$22,194	$38,418	$39,195	$56,725	$61,438

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.

(3)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.74%, 1.58%, 1.55%, 1.35% and 1.32% for the years ended December 31, 2022 through December 31, 2018, respectively.

(4)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.00%, 1.00%. 1.00%, 1.09% and 1.25% for the years ended December 31, 2022 through December 31, 2018, respectively.

LDR Real Estate Value-Opportunity Fund

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

17

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Financial Highlights

	Platform Class Shares
	Years ended December 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$14.34	$11.98	$13.65	$10.62	$12.61
Investment activities
Net investment income (loss)(1)	0.08	0.07	0.04	0.11	0.06
Net realized and unrealized gain (loss) on investments	(3.16)	4.69	(0.65)	3.21	(1.80)
Total from investment activities	(3.08)	4.76	(0.61)	3.32	(1.74)
Distributions
Net investment income	(0.24)	(0.18)	(0.16)	(0.10)	(0.08)
Realized gains	(1.09)	(2.22)	(0.90)	(0.15)	(0.06)
Return of capital	—	—	—	(0.04)	(0.11)
Total distributions	(1.33)	(2.40)	(1.06)	(0.29)	(0.25)
Net asset value, end of year	$9.93	$14.34	$11.98	$13.65	$10.62
Total Return	(21.51%)	40.18%	(4.06%)	31.53%	(13.97%)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(2)(3)	2.41%	2.16%	2.07%	1.79%	1.91%
Expenses, net of management fee waivers and reimbursements(4)	1.49%	1.39%	1.31%	1.34%	1.67%
Net investment income	0.64%	0.48%	0.33%	0.90%	0.51%
Portfolio turnover rate	38.12%	55.36%	44.00%	40.00%	37.85%
Net assets, end of year (000’s)	$6,039	$8,750	$6,876	$7,193	$7,451

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.

(3)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 2.17%, 2.02%, 2.01%, 1.78% and 1.74% for the years ended December 31, 2022 through December 31, 2018, respectively.

(4)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.25%, 1.25%, 1.25%, 1.33% and 1.50% for the years ended December 31, 2022 through December 31, 2018, respectively.

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Notes to the Financial Statements December 31, 2022

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The LDR Real Estate Value-Opportunity Fund (the “Fund”) is a diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. LDR Capital Management, LLC (“LDR”) is the investment advisor to the Fund. The Fund was established in December, 2002 originally as a series of Hillview Investment Trust II. Effective November 23, 2005, the Fund was reorganized as a series of The World Funds, Inc. (“TWF”). On August 15, 2014, the Fund was reorganized from TWF into the Trust. The Fund maintains its financial statements, information, and performance history in accordance with the reorganizations. Prior to March 26, 2022, the Fund was known as REMS Real Estate Value-Opportunity Fund.

The Fund currently offers Institutional, Platform and Z Shares. At December 31, 2022, there were no Z Shares outstanding for the Fund.

The investment objectives of the Fund is to achieve long-term capital growth and current income through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferred and other publicly traded companies whose primary business is in the real estate industry.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges are valued at the last reported sale price. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees of the Trust (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of

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the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to LDR as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable for a portfolio security as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. It is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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The following is a summary of the level of inputs used to value the Fund’s investments as of December 31, 2022:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,928,636	$—	$—	$19,928,636
Preferred Stocks	3,240,029	—	—	3,240,029
Exchange Traded Fund	2,303,989	—	—	2,303,989
Money Market Fund	2,692,046	—	—	2,692,046
	$28,164,700	$—	$—	$28,164,700

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

The Fund uses a major financial institution as its prime broker to process securities transactions and to provide custodial and other services. Any cash balances include amounts of “restricted cash” consisting of proceeds from securities sold, not yet purchased. Cash balances maintained in the custody of the prime broker bear interest based on the prime rate. The Fund also borrows on margin for security purchases.

Securities are held as collateral by the prime broker against margin obligations. The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Fund’s investment securities subject to certain limitations. The prime broker may also sell such securities in limited instances where required collateral is not posted in a timely manner. These arrangements subject the Fund to concentration of credit risk with respect to the prime broker.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the

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financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the tax positions taken for the Fund for each of the open tax years (2019-2021) and expected to be taken in the 2022 tax returns, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2022, there were no reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains or losses on investments, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain

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and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in the periodic distributions to the shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital. A domestic REIT is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders. Foreign REITs and REIT-like entities that are organized outside of the U.S. and have operations may receive tax treatment similar to that of U.S. REITs in their respective countries. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund is required to make a margin deposit in connection with any short sales. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where the decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. At December 31, 2022, the Fund held no securities short.

For the year ended December 31, 2022, short debit fees associated with such transactions were $7,068 for the Fund.

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NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

As a result of a transaction that was pending pursuant to which LDR acquired all of the assets and liabilities of Real Estate Management Services Group, LLC ("REMS"), the Fund's former adviser, effective on March 25, 2022, the Board approved the appointment of LDR as the Fund’s investment advisor under an interim advisory agreement (“Interim Advisory Agreement”). On June 30, 2022, the shareholders of the Fund approved a new investment advisory agreement with LDR (“New Advisory Agreement”). The Interim Advisory Agreement terminated upon shareholder approval of the New Advisory Agreement. Pursuant to the New Advisory Agreement, LDR provides investment advisory services for an annual fee of 0.90% of the daily net assets of the Fund. For the period from March 24, 2022 to December 31, 2022, LDR earned $238,957 and waived $217,169 in investment advisory fees.

LDR has contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Fund do not exceed 1.00% of the average daily net assets of the Fund, until April 30, 2024. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. The expense limitation agreement may only be terminated by the Board and LDR prior to April 30, 2024 by mutual written consent. Each waiver and/or reimbursement of an expense by LDR is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement is recouped. The total amount of recoverable reimbursements as of December 31, 2022 was $217,169 and expires in 2025.

Prior to March 25, 2022, REMS was the Fund’s investment advisor. For the period from January 1, 2022 to March 24, 2022, REMS earned $91,768 and waived $68,962 in investment advisory fees. REMS is not entitled to recover any previously waived fees or expense reimbursements.

The Board has adopted a Distribution Plan for the Fund’s Platform Shares (the “12b-1 Plan”). Pursuant to the 12b-1 Plan, the Fund may finance from the assets of the Platform Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor is computed on an annualized basis reflecting the average daily

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net assets of the class, up to a maximum of 0.25% for expenses of the Platform Shares. With respect to Platform Shares, 0.25% represents 12b-1 distribution fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of the Platform Shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The 12b-1 Plan, while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and therefore may be used to pay for certain expenditures related to financing distribution related activities of the Fund.

The Fund has adopted a shareholder services plan with respect to its Institutional and Platform Shares. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or their service providers; (vii) providing sub-accounting with respect to Fund Shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

For the year ended December 31, 2022, the following expenses were incurred:

Class	Type of Plan	Fees Incurred
Institutional	Shareholder Servicing	$23,719
Platform	Shareholder Servicing	17,562
Platform	12b-1	17,562

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, fund accountant and transfer and dividend disbursing agent. For it’s services, fees to CFS are computed daily and paid monthly. For the year ended December 31, 2022, the following fees were paid to CFS:

Administration	Transfer Agent	Accounting
$36,716	$29,499	$24,313

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees may include out of pocket expenses not paid to CFS.

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Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary to the Trust, is a Partner of Practus, LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended December 31, 2022 were as follows:

Purchases	Sales
$12,354,958	$19,570,826

The above amounts do not include the following:

Proceeds received from short sales	Payments to cover short sales
$2,507,913	$2,198,020

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Monthly income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

The tax character of distributions paid during the years ended December 31, 2022 and December 31, 2021 were as follows:

	Year ended December 31, 2022	Year ended December 31, 2021
Distributions paid from:
Ordinary income	$831,725	$4,802,781
Realized gains	2,785,913	2,406,839
	$3,617,638	$7,209,620

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LDR Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continued December 31, 2022

As of December 31, 2022, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Undistributed capital gains	$969,321
Net unrealized appreciation (depreciation)	(4,107,662)
$(3,138,341)

As of December 31, 2022, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$32,272,362	$—	$(4,107,662)	$(4,107,662)

The difference between the book basis and tax basis distributable earnings is attributable primarily to the tax deferral of wash sale losses.

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Year ended December 31, 2022
	Institutional Shares	Platform Shares
Shares sold	113,280	13,881
Shares reinvested	255,505	69,819
Shares redeemed	(808,215)	(85,883)
Net increase (decrease)	(439,430)	(2,183)

	Year ended December 31, 2021
	Institutional Shares	Platform Shares
Shares sold	192,004	78,343
Shares reinvested	367,782	86,251
Shares redeemed	(1,145,457)	(128,261)
Net increase (decrease)	(585,671)	36,333

NOTE 6 – COMMISSION RECAPTURE AGREEMENT

The Fund entered into an agreement with ConvergEx Execution Solutions LLC (“ConvergEx”) and Capital Institutional Services, Inc. (“CAPIS”), brokerage services providers, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred by the

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Fund, including but not limited to custodial, transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to the Fund by third-party service providers which are properly disclosed in the prospectus of the Fund. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to the Fund’s administrator. There was no transfer to the Fund’s administrator to offset operating expenses during the year ended December 31, 2022.

NOTE 7 – RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Fund also engages in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities. However, the Fund may have no leverage for an extended period of time when the Fund believes that leverage is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if

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Notes to the Financial Statements - continued December 31, 2022 the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than it would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The Fund has a leverage agreement with ConvergEx Group. The interest rate charged for these borrowings is Fed Fund open rate plus 50 basis points. During the year ended December 31, 2022 the interest was as follows:

Outstanding average daily balance	Weighted average interest rate	Maximum amount outstanding	Outstanding balance as of 12/31/2022	Interest Expense
$34,607	2.01%	$207,203	$—	$232

NOTE 8 – ADVANCES

The Fund has a custody agreement with UMB Bank N.A. (“Custodian”) which allows overdrafts (“Advances”). Any such Advance shall not exceed the Fund’s or the 1940 Act’s limitation concerning borrowings. The Fund accrues interest on these Advances at a rate agreed upon in writing from time to time by the Custodian and the Fund. During the year ended December 31, 2022, there were no such advances made to the Fund under the custody agreement.

NOTE 9 – OTHER RISKS FOR THE FUND

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the ongoing COVID-19 pandemic, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Fund’s investments.

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Notes to the Financial Statements - continued December 31, 2022

NOTE 10 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

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taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of the World Funds Trust
and Shareholders of LDR Real Estate Value-Opportunity Fund
Richmond, Virginia

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the LDR Real Estate Value-Opportunity Fund (formerly REMS Real Estate Value-Opportunity Fund) (the “Fund”), a series of the World Funds Trust (the “Trust”), including the schedule of investments, as of December 31, 2022, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes for the Fund (collectively referred to as the “financial statements”). In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control

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over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and brokers, when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 27, 2023

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World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 800-673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (67) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	20	Independent Trustee for the ETF Opportunities Trust for the thirteen series of that Trust (registered investment company)
Mary Lou H. Ivey (65) Trustee	Indefinite, Since June 2010	Senior Vice President Finance, Episcopal Church Building Fund (national non-profit organization), since January 2022; Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), since 2008-2021.	20	Independent Trustee for the ETF Opportunities Trust for the thirteen series of that Trust (registered investment company)
Theo H. Pitt, Jr. (86) Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	20

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Chairman of Hillman Capital Management Investment Trust; Starboard Investment Trust for the fourteen series of that trust; and ETF Opportunities Trust for the thirteen series of that Trust (all registered investment companies)

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World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (59) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration and transfer agency), 2013 to present.
Karen M. Shupe (58) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (68) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (54) Secretary	Indefinite, Since November 2013	Attorney, Practus LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
J. Stephen King (60) Assistant Secretary	Indefinite, Since September 2022	Attorney, Practus LLP (law firm), 2020 to present; The TCW Group, Inc. (investment management firm), 2017 to 2020.
Gino E. Malaspina (54) Assistant Secretary	Indefinite, Since September, 2022

Counsel, Practus LLP (law firm), since August 2022; Vice President and Senior Counsel, State Street Corporation, October 2019 to July 2022; Senior Counsel, Apex Fund Services (formerly, Atlantic Fund Services), June 2014 to October 2019.

Holly B. Giangiulio (61) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present,
Laura B. Wright (50) Assistant Secretary	Indefinite, Since May 2022	Fund Administrator, Commonwealth Fund Services, Inc., 2016 to present.
Julian G. Winters (54) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

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World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov.

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LDR Real Estate Value-Opportunity Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2022 and held for the six months ended December 31, 2022.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the period ended” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Fund Expenses (unaudited) - continued

	Beginning Account Value (7/1/22)	Ending Account Value (12/31/22)	Annualized Expense Ratio	Expenses Paid During Period Ended* (12/31/22)
LDR Real Estate Value-Opportunity Fund
Institutional Class Actual (HLRRX)	$1,000.00	$985.55	1.33%	$6.66
Institutional Class Hypothetical**	$1,000.00	$1,018.50	1.33%	$6.77
Platform Class Actual (HLPPX)	$1,000.00	$984.48	1.59%	$7.95
Platform Class Hypothetical**	$1,000.00	$1,017.19	1.59%	$8.08

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this annual report.

Investment Advisor:

LDR Capital Management, LLC
410 Park Avenue, Suite 910
New York, New York 10022

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
Two Liberty Place
50 S 16th St, Suite 2900
Philadelphia, Pennsylvania 19102-2529

Transfer Agent, Fund Administration and Fund Accounting:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(f) The code of ethics is attached hereto as exhibit13(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $17,750 for 2022 and $17,000 for 2021.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2022 and $0 for 2021.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,500 for 2022 and $4,250 for 2021. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2022 and $0 for 2021.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant’s principal  accountant to the investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)            0%

(d)           NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2022 and $0 for 2021.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)       Schedule filed under Item 1 of the Form.

(b)        Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 10, 2023

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 10, 2023

* Print the name and title of each signing officer under his or her signature.